STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Operating and formation costs	$ 262,558	$ 28,918
Loss from operations	(262,558)	(28,918)
Other income:
Interest earned on marketable securities held in Trust Account	1,249,613
Unrealized gain on marketable securities held in Trust Account	(3,876)
Total other income	1,245,737
Net income	$ 983,179	$ (28,918)
Class A Ordinary Shares [Member]
Other income:
Weighted average shares outstanding	11,615,000
Basic and diluted net loss per share	$ 0.07
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding	2,875,000	2,500,000
Basic and diluted net loss per share	$ 0.07	$ (0.01)